                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


2002 Semi-Annual Shareholder Report
-----------------------------------
-   Delaware Focused Growth Fund
-   Delaware Focused Value Fund (formerly Delaware Research Fund)
-   Delaware Health Care Fund


January 14, 2002

Recap of Events - As the new year begins, U.S. stocks are coming off their best quarterly performance in two years. Autumn of 2001 was a time of welcome recovery for equities, as optimism about both the U.S. military campaign and the future direction of the economy helped turn many investors into buyers.

The six months ended December 31, 2001 was a tale of two markets, as evidenced by the -14.67% fall of the S&P 500 Index during the third quarter and its +10.68% gain in the fourth. In September, major stock indexes were completing an abysmal quarter, and had been trending downward for 18 months. By year's end, however, they had garnered their first sustained period of gains since March 2000. It was in that seemingly long ago month that the technology bubble burst, kindling economic woes that eventually became the first U.S. recession in a decade.


Delaware Focused Growth Fund posted a -1.76% (Class A shares at net asset value with distributions reinvested) return during the six months ended December 31, 2001. The Fund's return was better than that of the Lipper Large Cap Growth Funds Average, which posted a -8.79% drop during the period.

The Fund seeks to provide long-term capital growth by investing primarily in common stocks of companies that it believes have the potential for strong earnings growth. As discussed above, during the six-month period ended December 31, 2001. U.S. stocks experienced sharp declines during the third quarter and a sustained rally in the fourth. However, most major indices posted negative returns for the period despite the fourth quarter rebound.

Growth stocks were hit particularly hard during the third quarter, which was punctuated by the events of September 11. The quarter ended as the worst single calendar quarter for U.S. stocks in 14 years. The S&P 500 Index dropped -14.67% during the third quarter and gained +10.68% during the fourth quarter.

In our fiscal year end report in the summer of 2001, we noted that management increased the number of stocks in the Fund to 53 at fiscal year-end due to worsening economic conditions. In a weakening economy and a challenging market environment, assuring greater diversification became a prudent strategy.

As stocks rebounded strongly in the fourth quarter, management was able to bring some of the "focus" back to the investment portfolio of Delaware Focused Growth Fund. Although the Fund remains well-diversified across industries, it held 28 stocks as of December 31, 2001.

Technology markets often led the fourth quarter rebound, yet the technology-heavy Nasdaq Composite Index fell by -9.74% for the six-month period ended December 31, 2001.

Technology holdings, which include providers of software business services, were negative performers during the period as a group. The Fund has remained underweight versus the S&P 500 Index in technology, often favoring defensive-oriented issues such as financials and health care, as well as retail-oriented stocks that management feels are likely to benefit from an economic rebound. Longer term, however, we continue to feel that technology offers substantial benefits and represents the greatest opportunity for sizable investment gains.

A number of retail stocks performed well for the Fund in the recent period. Among the Fund's retail holdings are Krispy Kreme Doughnuts and high-end leather goods retailer Coach.


Delaware Focused Value Fund (formerly Delaware Research Fund), which seeks to provide long-term capital growth, returned -8.97% (Class A shares at net asset value with distributions reinvested) for the six months ended December 31, 2001. Performance trailed the Fund's benchmarks -- the S&P 500 Index and the Russell 1000 Value Index -- which returned -5.56% and -4.39%, respectively, for the same period. It also trailed that of the Lipper Multi-Cap Core Funds Average, which posted a -5.93% return for the period.

On August 29, 2001, the Board of Trustees of Delaware Group Equity Funds III (the "Trust") unanimously voted to change the name of the Delaware Research Fund series of the Trust to Delaware Focused Value Fund. The Board also unanimously voted to change the Fund's investment strategy.

In accordance with the Fund's new investment strategy, management invests primarily in equity securities and has the ability to invest in companies of all market capitalizations. In pursuing the Fund's objective, we use a value investment style.

In making investment decisions, we analyze stocks using quantitative models that measure their value, earnings expectations and risk characteristics. Among the stocks regarded as the most favorable investment opportunities based on this quantitative analysis, we apply a bottom-up analysis to choose the stocks which we believe to be undervalued and which we believe have the greatest potential for long-term price appreciation. We will generally sell a stock if it has increased in price to the point where we no longer consider it to be undervalued.

Since the changes took place, the Fund has remained fairly concentrated, holding 20 stocks across an array of industries as of December 31, 2001. As valuations became attractive in the wake of September 11, we added several names to the portfolio that fit the new investment criteria. Stocks new to the portfolio since our last report at fiscal year end include El Paso and USX-Marathon Group within the energy sector, aerospace and defense giant Boeing, and technology blue chips Oracle and Micron Technology. Management also added the stock of Walt Disney to the Fund during the recent six-month period.

Banking and finance stocks continue to play a significant role in the portfolio. No key changes were made to these holdings in the recent fiscal period. The Fund's banking and finance allocations continue to feature U.S. Bancorp, FleetBoston Financial, and Freddie Mac, among others. As a group, financials turned in relatively flat performance for the period.

Going forward, management will strive to provide a well-diversified portfolio of stocks that is selected based on attractive valuations. We believe that the new investment process, combining both fundamental and quantitative research, may provide an excellent way to achieve strong capital appreciation over the long term.


We opened Delaware Health Care Fund on July 31, 2001 amid a challenging environment. Growth stocks were being hit particularly hard during August 2001, and from the outset we worked to preserve capital in a declining market that was eventually punctuated by the tragic events of September 11.

On September 21, 2001 -- a little more than seven weeks after the Fund's inception -- U.S. stock indexes reached their bottoms for the year and began trending upward. Strong performance throughout the remainder of 2001 allowed Delaware Health Care Fund to turn in a +15.71% return (Class A shares at net asset value with distributions reinvested) for its first five months of existence. Performance was better than that of the Fund's benchmark, the S&P 500 Index, which logged performance of -4.62% for the five months ended December 31, 2001. Performance also outpaced that of the Fund's average peer, as measured by the -2.17% return of the Lipper Healthcare/Biotechnology Funds Average for the same five-month period. (Your Fund's fiscal year ends on June 30, and its financial reporting periods will end June 30 and December 31 of each year.)

Defensive-minded positioning early in the period, and the ability to invest new money selectively as we constructed the portfolio in a declining market, may have provided us with an advantage versus our peers during the period. We believe that strong stock selection also allowed us to make gains during the period while our benchmark index and peer group did not.

As of December 31, 2001, the Fund held 29 stocks that reflected the broad make-up of the U.S. healthcare industry. We anticipate our allocation to pharmaceutical manufacturers, which constitute a significant part of the healthcare market, to play a key role in the investment portfolio. As of fiscal period end, Inspire Pharmaceuticals was the Fund's largest pharmaceutical holding among a group that included names such as Abbott Laboratories, Cephalon, and Immunogen.

The Fund also held several hospital stocks and several healthcare facilities suppliers during the period. Healthcare suppliers included companies such as Stryker, which manufactures a wide array of specialty surgical and medical products. Medical equipment manufacturers such as Guidant, a leading producer of pacemakers and other cardiovascular devices, also have registered with management as strong potential growth companies and is included in the portfolio.

As of period end, the Fund's largest single holding was Trimeris, a company engaged in the development of a new class of therapeutic products called viral fusion inhibitors. Viral fusion is a complex process by which viruses attach to and penetrate host cells, making it potentially very useful in health care product development.

Outlook - More than four months after the tragic events of September 11, we are beginning to get a clearer picture of that day's impact on the U.S. economy and our capital markets. September 11 clearly prolonged a year-long economic slide, but also became a catalyst for U.S. stocks, which now appear to have bottomed just when things appeared most bleak.

Until the U.S. sees a turn in corporate profits, we think the market will be apt to move erratically moving forward, but occasionally giving up gains. At Delaware Investments, we also believe that when uncertainty is high, interest rates are low, and profits are bottoming, the long-run prospects for stock investors are at their best. Longer-term models developed by Bill Dodge, Delaware Investments Chief Investment Officer, Equity, currently call for 2002 year-end levels of 1,450, 12,500, and 2,750 for the S&P 500 Index, The Dow Jones Industrial Average, and the Nasdaq Composite Index, respectively.

Thank you for remaining committed to Delaware Investments. We wish you a healthy and prosperous New Year.


Sincerely,

/s/ Charles E. Haldeman, Jr.              /s/ David K. Downes
------------------------------            -----------------------------
Charles E. Haldeman, Jr.                  David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds

Fund Performance Summary

Average Annual Total Returns
For the period ended December 31, 2001

                                                                                           Lifetime*            Six Months
                                                                                           ---------            ----------
Delaware Focused Growth Fund
  Class A (Est. 12/29/99)
     Excluding Sales Charge                                                                 +0.25%               -1.76%
     Including Sales Charge                                                                 -2.67%               -7.39%
Institutional Class                                                                         +0.25%               -1.76%
Lipper Large Cap Growth Funds Average (885 funds)                                          -19.19%               -8.79%
Standard & Poor's 500 Index                                                                -10.50%               -5.56%

Delaware Focused Value Fund (formerly Delaware Research Fund)
   Class A (Est. 12/29/99)
     Excluding Sales Charge                                                                 -7.41%               -8.97%
     Including Sales Charge                                                                -10.11%              -14.20%
Institutional Class                                                                         -7.41%               -8.97%
Lipper Multi-Cap Core Funds Average (386 funds)                                             -6.52%               -5.93%
Standard and Poor's 500 Index                                                              -10.50%               -5.56%
Russell 1000 Value Index                                                                    +0.52%               -4.39%

Delaware Health Care Fund
   Class A (Est. 7/31/2001)                                                                Lifetime**
                                                                                           --------
     Excluding Sales Charge                                                                +15.71%
      Including Sales Charge                                                                +9.04%
Institutional Class                                                                        +15.71%
Lipper Health Care Funds Average (185 funds)                                                +2.17%
Standard and Poor's 500 Index                                                               -4.62%


Returns reflect reinvestment of distributions, and where indicated, a 5.75% maximum front-end sales charge for Class A shares. Returns and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original share price. No 12b-1 fees were imposed on Class A shares for Delaware Focused Growth Fund, Delaware Focused Value Fund, and Delaware Health Care Fund during the periods shown and had such charges been imposed, returns would have been lower. No Class B or C shares were offered for the Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Health Care Fund during the periods shown. Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The Lipper category represents the average return of specific mutual funds tracked by Lipper (Source: Lipper Inc.). The Standard & Poor's 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. The Russell 1000 Value Index measures the performance of those large-cap companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for all classes of Delaware Focused Growth Fund, Delaware Focused Value Fund, and Delaware Health Care Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

This semi-annual report is for the information of Delaware Focused Growth Fund, Delaware Focused Value Fund, and Delaware Health Care Fund shareholders. The current prospectuses for the Funds set forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest or send money. Summary investment results are documented in the Funds' current Statements of Additional Information.

* Lifetime returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper categories assume a start date of December 31, 1999 for Delaware Focus Growth Fund and Delaware Focused Value Fund performance information.

** Lifetime returns for the S&P 500 Index and the Lipper Health Care Funds
   Average assume a start date of December 31, 1999 for Delaware Health Care Fund performance information.

Delaware Focused Growth Fund

Fund Objective
The Fund seeks to provide long-term capital growth.

Total Fund Net Assets
As of December 31, 2001
$2.12 million

Number of Holdings
As of December 31, 2001
28

Fund Start Date
December 29, 1999

Your Fund Manager

Gerald S. Frey leads the Delaware Investments growth team. He holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Nasdaq Symbols
Class A:              DLCAX
Institutional Class:  DLCIX

Delaware Focused Value Fund (formerly Delaware Research Fund)

Fund Objective
The Fund seeks to provide long-term capital growth.

Total Fund Net Assets
As of December 31, 2001
$1.85 million

Number of Holdings
As of December 31, 2001
20

Fund Start Date
December 29, 1999

Your Fund Managers

Joshua H. Brooks earned his undergraduate education at Yale University and Seikei Gakuen in Tokyo and an MBA from the University of London's London Business School. He joined Delaware Investments in 1991 as an analyst. Since that time, he has worked in various positions in equity research, portfolio management and business development in both Philadelphia and London. Prior returning to Philadelphia in 2000, Mr. Brooks worked at Delaware International Advisers in London as a Senior Portfolio Manager.

J. Paul Dokas joined Delaware in 1997. He was previously Director of Trust Investment Management at Bell Atlantic Corporation. Mr. Dokas earned a bachelor's degree at Loyola College in Baltimore and an MBA at the University of Maryland. He is a CFA charterholder.

Timothy G. Connors joined Delaware Investments in 1997 after serving as a principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. Mr. Connors is a CFA charterholder and a member of the Association for Investment Management and Research. He has been managing the Focused Value Fund since its inception.


Nasdaq Symbols
Class A:             DREAX
Institutional Class: DREIX

Delaware Health Care Fund

Fund Objective
The Fund seeks to provide long-term capital growth.

Total Fund Net Assets
As of December 31, 2001
$2.31 million

Number of Holdings
As of December 31, 2001
30

Fund Start Date
July 31, 2001

Your Fund Manager

Gerald S. Frey leads the Delaware Investments growth team. He holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Nasdaq Symbols
Class A:             DHSAX
Institutional Class: DHSIX

Statement of Net Assets


DELAWARE FOCUSED GROWTH FUND
----------------------------

December 31, 2001 (Unaudited)

                                                                                                       Number of        Market
                                                                                                       Shares           Value

Common Stock- 93.90%
Automobiles & Automotive Parts - 2.91%
Gentex                                                                                                  2,300       $        61,479
                                                                                                                    ---------------
                                                                                                                             61,479
                                                                                                                    ---------------
Banking, Finance & Insurance - 18.25%
Ambac Financial Group                                                                                   1,500                86,790
Doral Financial                                                                                         2,400                74,904
Everest Re Group                                                                                        1,200                84,840
Freddie Mac                                                                                             1,200                78,480
Willis Group Holdings                                                                                   2,600                61,230
                                                                                                                    ---------------
                                                                                                                            386,244
                                                                                                                    ---------------
Basic Industry & Capital Goods - 4.64%
PerkinElmer                                                                                             2,800                98,056
                                                                                                                    ---------------
                                                                                                                             98,056
                                                                                                                    ---------------
Buildings & Materials - 4.17%
KB HOME                                                                                                 2,200                88,220
                                                                                                                    ---------------
                                                                                                                             88,220
                                                                                                                    ---------------
Cable, Media & Publishing - 4.40%
+Clear Channel Communications                                                                             500                25,455
+Mediacom Communications                                                                                3,700                67,562
                                                                                                                    ---------------
                                                                                                                             93,017
                                                                                                                    ---------------
Computers & Technology - 16.58%
+Analog Devices                                                                                         1,400                62,146
+Brocade Communications Systems                                                                         2,100                69,552
Electronic Data Systems                                                                                 1,100                75,405
+Peregrine Systems                                                                                        400                 5,932
+Quest Software                                                                                         2,700                59,697
Vastera                                                                                                 4,700                78,067
                                                                                                                    ---------------
                                                                                                                            350,799
                                                                                                                    ---------------
Electronics & Electrical Equipment - 3.00%
RF Micro Devices                                                                                        3,300                63,459
                                                                                                                    ---------------
                                                                                                                             63,459
                                                                                                                    ---------------
Food, Beverage & Tobacco - 4.08%
+Brinker International                                                                                  2,900                86,304
                                                                                                                    ---------------
                                                                                                                             86,304
                                                                                                                    ---------------
Healthcare & Pharmaceuticals - 14.04%
+Genentech                                                                                              1,000                54,250
+IDEC Pharmaceuticals                                                                                     400                27,572
+Inspire Pharmaceuticals                                                                                2,700                38,043
+Neurocrine Biosciences                                                                                 1,700                87,227
+Trimeris                                                                                               2,000                89,940
                                                                                                                    ---------------
                                                                                                                            297,032
                                                                                                                    ---------------
Retail - 17.22%
+Best Buy                                                                                               1,350               100,548
+Kohl's                                                                                                 1,200                84,528
+Krispy Kreme Doughnuts                                                                                 2,100                92,820
Wal-Mart Stores                                                                                         1,500                86,325
                                                                                                                    ---------------
                                                                                                                            364,221
                                                                                                                    ---------------
Textiles, Apparel & Furniture - 4.61%
+Coach                                                                                                  2,500                97,450
                                                                                                                    ---------------
                                                                                                                             97,450
                                                                                                                    ---------------
Total Common Stock (cost $1,791,449)                                                                                      1,986,281
                                                                                                                    ---------------

Delaware Focused Growth Fund

                                                                                                   Principal        Market
                                                                                                   Amount           Value


Repurchase Agreements- 5.81%
With BNP Paribas 1.65% 1/2/02 (dated 12/31/01, collateralized by $5,000 U.S.
Treasury Bills due 2/21/02, market value $5,410 and $11,000 U.S. Treasury Notes
5.50% due 1/31/03, market value $11,221 and $25,000 U.S. Treasury Notes 10.75%
due 8/15/05, market value $31,384)                                                           $        47,000       $        47,000

With JP Morgan Chase 1.60% 1/2/02 (dated 12/31/01, collateralized by $30,000 U.S.
Treasury Notes 3.25% due 12/31/03, market value $30,047)                                              29,250                29,250

With UBS Warburg 1.68% 1/2/02 (dated 12/31/01, collateralized by $36,000 U.S. Treasury
Notes 6.50% due 2/28/02, market value $37,265 and $10,000 U.S. Treasury Notes 6.25%
due 7/31/02, market value $10,549)                                                                     46,750                46,750
                                                                                                                    ---------------

Total Repurchase Agreements (cost $123,000)                                                                                 123,000
                                                                                                                    ---------------


Total Market Value of Securities - 99.71%
   (cost $1,914,449)                                                                                                      2,109,281

Receivables and Other Assets Net of Liabilities - 0.29%                                                                       6,045
                                                                                                                    ---------------

Net Assets Applicable to 292,011 Shares Outstanding - 100.00%                                                       $     2,115,326
                                                                                                                    ---------------

Net Asset Value - Delaware Focused Growth Fund Class A
  ($104,059 / 14,365 Shares)                                                                                        $          7.24
                                                                                                                    ---------------

Net Asset Value - Delaware Focused Growth Fund Institutional Class
  ($2,011,267 / 277,646 Shares)                                                                                     $          7.24
                                                                                                                    ---------------

Components of Net Assets at December 31, 2001:
Shares of beneficial interest (unlimited authorization - no par)                                                    $     2,513,870
Distributions in excess of net investment income                                                                               (985)
Accumulated net realized loss on investments                                                                               (592,391)
Net unrealized appreciation of investments                                                                                  194,832
                                                                                                                    ---------------
Total net assets                                                                                                    $     2,115,326
                                                                                                                    ---------------

+Non-income producing security for the period ended December 31, 2001

Net Asset Value and Offering Price per Share -
Delaware Focused Growth Fund
Net Asset Value Class A (A)                                                                                         $          7.24
Sales charge (5.75% of offering price or 6.08%
   of amount invested per share) (B)                                                                                           0.44
                                                                                                                    ---------------
Offering price                                                                                                      $          7.68
                                                                                                                    ---------------

 (A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
 (B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statement of Net Assets


DELAWARE FOCUSED VALUE FUND
---------------------------

December 31, 2001 (Unaudited)

                                                                                                       Number of        Market
                                                                                                       Shares           Value

Common Stock- 100.00%
Aerospace & Defense - 10.02%
Boeing                                                                                                  2,300       $        89,194
Honeywell International                                                                                 2,700                91,314
                                                                                                                    ---------------
                                                                                                                            180,508
                                                                                                                    ---------------
Banking - 15.20%
FleetBoston Financial                                                                                   2,300                83,950
J.P. Morgan Chase                                                                                       2,400                87,240
U.S. Bancorp                                                                                            4,900               102,557
                                                                                                                    ---------------
                                                                                                                            273,747
                                                                                                                    ---------------
Computers & Technology - 9.50%
+Micron Technology                                                                                      2,800                86,800
+Oracle                                                                                                 6,100                84,241
                                                                                                                    ---------------
                                                                                                                            171,041
                                                                                                                    ---------------
Energy - 10.95%
El Paso                                                                                                 2,200                98,142
USX-Marathon Group                                                                                      3,300                99,000
                                                                                                                    ---------------
                                                                                                                            197,142
                                                                                                                    ---------------
Finance - 9.33%
Freddie Mac                                                                                             1,200                78,480
Morgan Stanley Dean Witter                                                                              1,600                89,504
                                                                                                                    ---------------
                                                                                                                            167,984
                                                                                                                    ---------------
Healthcare & Pharmaceuticals - 14.49%
Bristol-Myers Squibb                                                                                    1,700                86,700
Merck & Company                                                                                         1,500                88,200
Schering-Plough                                                                                         2,400                85,944
                                                                                                                    ---------------
                                                                                                                            260,844
                                                                                                                    ---------------
Insurance - 5.05%
Allstate                                                                                                2,700                90,990
                                                                                                                    ---------------
                                                                                                                             90,990
                                                                                                                    ---------------
Leisure, Lodging & Entertainment - 4.72%
Walt Disney                                                                                             4,100                84,952
                                                                                                                    ---------------
                                                                                                                             84,952
                                                                                                                    ---------------
Retail - 4.41%
+Safeway                                                                                                1,900                79,325
                                                                                                                    ---------------
                                                                                                                             79,325
                                                                                                                    ---------------
Telecommunications - 10.86%
AT&T                                                                                                    5,600               101,584
SBC Communications                                                                                      2,400                94,008
                                                                                                                    ---------------
                                                                                                                            195,592
                                                                                                                    ---------------
Transportation - 5.47%
+FedEx                                                                                                  1,900                98,572
                                                                                                                    ---------------
                                                                                                                             98,572
                                                                                                                    ---------------
Total Common Stock (cost $1,713,796)                                                                                      1,800,697
                                                                                                                    ---------------


Total Market Value of Securities - 100.00%
   (cost $1,713,796)                                                                                                      1,800,697

Receivables and Other Assets Net of Liabilities - 0.00%                                                                          89
                                                                                                                    ---------------

Net Assets Applicable to 259,858 Shares Outstanding - 100.00%                                                       $     1,800,786
                                                                                                                    ---------------

Net Asset Value - Delaware Focused Value Fund Class A
  ($87,947 / 12,691 Shares)                                                                                         $          6.93
                                                                                                                    ---------------
Net Asset Value - Delaware Focused Value Fund Institutional Class
  ($1,712,839 / 247,167 Shares)                                                                                     $          6.93
                                                                                                                    ---------------

Delaware Focused Value Fund


Components of Net Assets at December 31, 2001:
Shares of beneficial interest (unlimited authorization-no par)                                                      $     3,069,405
Undistributed net investment income                                                                                           1,575
Accumulated net realized loss on investments                                                                             (1,357,095)
Net unrealized appreciation on investments                                                                                   86,901
                                                                                                                    ---------------
Total net assets                                                                                                    $     1,800,786
                                                                                                                    ---------------


+Non-income producing security for the period ended December 31, 2001

Net Asset Value and Offering Price per Share -
Delaware Focused Value Fund
Net Asset Value Class A (A)                                                                                         $          6.93
Sales charge (5.75% of offering price or 6.06%
   of amount invested per share) (B)                                                                                           0.42
                                                                                                                    ---------------
Offering price                                                                                                      $          7.35
                                                                                                                    ---------------

 (A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
 (B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statement of Net Assets


DELAWARE HEALTH CARE FUND
-------------------------

December 31, 2001 (Unaudited)

                                                                                                      Number of        Market
                                                                                                      Shares           Value

Common Stock- 73.35%
Biotechnology -15.86%
+CVTheraputics                                                                                          1,000       $        52,020
+Cubist Pharmaceuticals                                                                                 1,300                46,748
+Immunogen                                                                                              5,000                82,900
+Tanox Biosystems                                                                                       2,000                37,005
+Trimeris                                                                                               3,300               148,401
                                                                                                                    ---------------
                                                                                                                            367,074
                                                                                                                    ---------------
Biotechnology-Diversified- 15.91%
+Cephalon                                                                                               1,100                83,143
+Exelixis                                                                                               2,000                33,240
+Genentech                                                                                              1,000                54,250
+Idec Pharmaceuticals                                                                                   1,000                68,930
+Medimmune                                                                                              1,500                69,525
+Xoma                                                                                                   6,000                59,100
                                                                                                                    ---------------
                                                                                                                            368,188
                                                                                                                    ---------------
Healthcare Devices - 8.61%
+Conceptus                                                                                              3,300                77,880
+Guidant                                                                                                1,500                74,700
Stryker                                                                                                   800                46,696
                                                                                                                    ---------------
                                                                                                                            199,276
                                                                                                                    ---------------
Healthcare-Other - 4.35%
+Emisphere Technologies                                                                                 1,600                51,056
+Invitrogen                                                                                               800                49,544
                                                                                                                    ---------------
                                                                                                                            100,600
                                                                                                                    ---------------
Healthcare Services - 4.53%
AmerisourceBergen                                                                                         200                12,710
+Humana                                                                                                 4,000                47,160
McKesson HBOC                                                                                           1,200                44,880
                                                                                                                    ---------------
                                                                                                                            104,750
                                                                                                                    ---------------
Hospitals - 4.51%
+HCA                                                                                                      900                34,686
+Healthsouth                                                                                            4,700                69,654
                                                                                                                    ---------------
                                                                                                                            104,340
                                                                                                                    ---------------
Pharmaceuticals - 19.58%
+Abbott Laboratories                                                                                      800                44,600
Allergan                                                                                                  400                30,020
+Cima Labs                                                                                              1,000                36,150
+Inhale Therapeutic Systems                                                                             3,500                64,925
+Inspire Pharmaceuticals                                                                                8,500               119,765
+IVAX                                                                                                   2,000                40,280
+Noven Pharmaceuticals                                                                                  3,000                53,250
+Pain Therapeutics                                                                                      7,000                64,120
                                                                                                                    ---------------
                                                                                                                            453,110
                                                                                                                    ---------------
Total Common Stock (cost $1,438,054)                                                                                      1,697,338
                                                                                                                    ---------------


                                                                                                Principal
                                                                                                  Amount

Commercial Paper- 26.14%
Nationwide Life 1.85% 1/2/02                                                                  $       605,000               604,969
                                                                                                                    ---------------
Total Commercial Paper (cost $604,969)                                                                                      604,969
                                                                                                                    ---------------

Delaware Health Care Fund


Total Market Value of Securities - 99.49%
   (cost $2,043,023)                                                                                                $     2,302,307

Receivables and Other Assets Net of Liabilities - 0.51%                                                                      11,689
                                                                                                                    ---------------

Net Assets Applicable to 237,382 Shares Outstanding - 100.00%                                                       $     2,313,996
                                                                                                                    ---------------


Net Asset Value - Delaware Health Care Fund Class A
  ($241 / 25 Shares)                                                                                                $          9.75
                                                                                                                    ---------------
Net Asset Value - Delaware Health Care Fund Institutional Class
  ($2,313,756  /  237,357 Shares)                                                                                   $          9.75
                                                                                                                    ---------------

Components of Net Assets at December 31, 2001:
   Shares of beneficial interest (unlimited authorization-no par)                                                   $     2,019,719
   Distributions in excess of net investment income                                                                            (519)
   Accumulated net realized gain on investments                                                                              35,512
   Net unrealized appreciation on investments                                                                               259,284
                                                                                                                    ---------------
   Total net assets                                                                                                 $     2,313,996
                                                                                                                    ---------------


+Non-income producing security for the period ended December 31, 2001

Net Asset Value and Offering Price per Share -
Delaware Health Care Fund
Net Asset Value Class A (A)                                                                                         $          9.75
Sales charge (5.75% of offering price or 6.05%
   of amount invested per share) (B)                                                                                           0.59
                                                                                                                    ---------------
Offering price                                                                                                      $         10.34
                                                                                                                    ---------------

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statements of Operations

                                                                         Delaware           Delaware            Delaware
                                                                          Focused           Focused              Health
                                                                          Growth             Value                Care
Period Ended December 31, 2001 (Unaudited)                                 Fund               Fund                Fund
----------------------------------------------------------------------------------------------------------------------------

Investment Income:
Dividends                                                            $         7,158     $        37,609     $           344
Interest                                                                       2,247               1,328              14,445
                                                                     ---------------     ---------------     ---------------
                                                                               9,405              38,937              14,789
                                                                     ---------------     ---------------     ---------------

Expenses:
Management fees                                                                6,408              21,512               6,610
Professional fees                                                                925                 317                 875
Dividend disbursing and transfer agent fees and expenses                         764                 914                  75
Reports and statements to shareholders                                           570                 798               1,949
Trustees' fees                                                                   550                 515                 333
Registration fees                                                                450                 727               1,196
Accounting and administration expenses                                           423               1,059                 397
Custodian fees                                                                   310                 643                 336
Distribution expenses Class A                                                    259                 113                   1
Taxes (other than taxes on income)                                                 3                --                    10
Other                                                                          1,177               1,187                 210
                                                                     ---------------     ---------------     ---------------
                                                                              11,839              27,785              11,992
Less expenses absorbed or waived                                              (4,406)             (5,962)             (4,841)
Less expenses paid indirectly                                                   (117)                (66)               (549)
                                                                     ---------------     ---------------     ---------------
Total expenses                                                                 7,316              21,757               6,602
                                                                     ---------------     ---------------     ---------------

Net Investment Income                                                          2,089              17,180               8,187
                                                                     ---------------     ---------------     ---------------


Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments                                      (42,898)           (719,678)             46,336
Net change in unrealized appreciation/depreciation
  of investments                                                               2,310             161,338             259,284
                                                                     ---------------     ---------------     ---------------

Net Realized and Unrealized Gain (Loss) on Investments                       (40,588)           (558,340)            305,620
                                                                     ---------------     ---------------     ---------------

Net Increase (Decrease) in Net Assets Resulting from Operations      $       (38,499)    $      (541,160)    $       313,807
                                                                     ===============     ===============     ===============


See accompanying notes

Statements of Changes in Net Assets

                                                                                                                         Delaware
                                                                 Delaware Focused             Delaware Focused            Health
                                                                   Growth Fund                   Value Fund             Care Fund
                                                           ---------------------------   ---------------------------   ------------
                                                             Six Months                   Six Months                     7/31/01*
                                                               Ended          Year          Ended          Year             to
                                                              12/31/01        Ended        12/31/01        Ended         12/31/01
                                                            (Unaudited)      6/30/01     (Unaudited)      6/30/01       (Unaudited)
                                                           ------------   ------------   ------------   ------------   ------------

Increase (Decrease) in Net Assets from Operations:
Net investment income                                      $      2,089   $     31,507   $     17,180   $     29,852   $      8,187
Net realized gain (loss) on investments                         (42,898)      (532,366)      (719,678)      (222,852)        46,336
Net change in unrealized appreciation/depreciation
   of investments                                                 2,310         77,847        161,338         23,402        259,284
                                                           ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets resulting
   from operations                                              (38,499)      (423,012)      (541,160)      (169,598)       313,807
                                                           ------------   ------------   ------------   ------------   ------------


Dividends and Distributions to Shareholders from:
Net investment income:
   Class A                                                         (589)        (1,094)        (1,143)       (12,300)            --
   Institutional Class                                          (10,229)       (51,836)       (36,022)      (201,140)        (8,706)

Net realized gain on investments:
   Class A                                                           --         (5,458)            --             --             --
   Institutional Class                                               --       (329,413)            --             --        (10,824)
                                                           ------------   ------------   ------------   ------------   ------------
                                                                (10,818)      (387,801)       (37,165)      (213,440)       (19,530)
                                                           ------------   ------------   ------------   ------------   ------------

Capital Share Transactions:
Proceeds from shares sold:
   Class A                                                        3,525        105,888            256             75          8,029
   Institutional Class                                               --             --             --             --      2,000,010

Net asset value of shares issued upon
   reinvestment of dividends and distributions:
   Class A                                                          589          6,552          1,143         12,300             --
   Institutional Class                                           10,229        381,249         36,022        201,140         19,533
                                                           ------------   ------------   ------------   ------------   ------------
                                                                 14,343        493,689         37,421        213,515      2,027,572
                                                           ------------   ------------   ------------   ------------   ------------
Cost of shares repurchased:
   Class A                                                      (15,732)       (15,080)          (261)      (251,756)        (7,853)
   Institutional Class                                               --             --     (3,055,659)            --             --
                                                           ------------   ------------   ------------   ------------   ------------
                                                                (15,732)       (15,080)    (3,055,920)      (251,756)        (7,853)
                                                           ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets derived from
   capital share transactions                                    (1,389)       478,609     (3,018,499)       (38,241)     2,019,719
                                                           ------------   ------------   ------------   ------------   ------------

Net Increase (Decrease) in Net Assets                           (50,706)      (332,204)    (3,596,824)      (421,279)     2,313,996

Net Assets:
Beginning of period                                           2,166,032      2,498,236      5,397,610      5,818,889             --
                                                           ------------   ------------   ------------   ------------   ------------
End of period                                              $  2,115,326   $  2,166,032   $  1,800,786   $  5,397,610   $  2,313,996
                                                           ============   ============   ============   ============   ============

-----------------------------------------
* Date of commencement of operations.


See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                       Delaware Focused Growth Fund Class A
-----------------------------------------------------------------------------------------------------------------------------
                                                                        Six Months            Year              12/29/99(1)
                                                                          Ended               Ended                to
                                                                        12/31/01(4)          6/30/01             6/30/00
                                                                       (Unaudited)

Net asset value, beginning of period                                 $         7.410     $        10.450     $         8.500

Income (loss) from investment operations:
   Net investment income(2)                                                    0.007               0.113               0.127
   Net realized and unrealized gain (loss) on investments                     (0.140)             (1.546)              1.823
                                                                     ---------------     ---------------     ---------------
   Total from investment operations                                           (0.133)             (1.433)              1.950
                                                                     ---------------     ---------------     ---------------

Less dividends and distributions from:
   Net investment income                                                      (0.037)             (0.207)                 --
   Net realized gain on investments                                               --              (1.400)                 --
                                                                     ---------------     ---------------     ---------------
Total dividends and distributions                                             (0.037)             (1.607)                 --
                                                                     ---------------     ---------------     ---------------

Net asset value, end of period                                       $         7.240     $         7.410     $        10.450
                                                                     ===============     ===============     ===============

Total return(3)                                                                (1.76%)            (16.78%)             22.94%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                          $           104     $           121     $            40
    Ratio of expenses to average net assets                                     0.75%               0.75%               0.75%
    Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                  1.44%               1.31%               1.30%
    Ratio of net investment income to average net assets                        0.22%               1.41%               2.54%
    Ratio of net investment income to average net assets prior
       to expense limitation and expenses paid indirectly                      (0.47%)              0.85%               1.99%
    Portfolio turnover                                                           160%                245%                304%

--------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value, and does not reflect the impact of a sales charge. An expense limitation was in effect during the period. Performance would have been lower if the expense limitation was not in effect.
(4) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                 Delaware Focused Growth Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------
                                                                        Six Months            Year              12/29/99(1)
                                                                          Ended               Ended                to
                                                                        12/31/01(4)          6/30/01             6/30/00
                                                                       (Unaudited)

Net asset value, beginning of period                                 $         7.410     $        10.450     $         8.500

Income (loss) from investment operations:
   Net investment income(2)                                                    0.007               0.113               0.127
   Net realized and unrealized gain (loss) on investments                     (0.140)             (1.546)              1.823
                                                                     ---------------     ---------------     ---------------
   Total from investment operations                                           (0.133)             (1.433)              1.950
                                                                     ---------------     ---------------     ---------------

Less dividends and distributions from:
   Net investment income                                                      (0.037)             (0.207)                 --
   Net realized gain on investments                                               --              (1.400)                 --
                                                                     ---------------     ---------------     ---------------
Total dividends and distributions                                             (0.037)             (1.607)                 --
                                                                     ---------------     ---------------     ---------------

Net asset value, end of period                                       $         7.240     $         7.410     $        10.450
                                                                     ===============     ===============     ===============

Total return(3)                                                                (1.76%)            (16.78%)             22.94%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                          $         2,011     $         2,045     $         2,458
    Ratio of expenses to average net assets                                     0.75%               0.75%               0.75%
    Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                  1.19%               1.06%               1.05%
    Ratio of net investment income to average net assets                        0.22%               1.41%               2.54%
    Ratio of net investment income to average net assets prior
       to expense limitation and expenses paid indirectly                      (0.22%)              1.10%               2.24%
    Portfolio turnover                                                           160%                245%                304%

--------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. An expense limitation was in effect during the period. Performance would have been lower if the expense limitation was not in effect.
(4)  Ratios have been annualized and total return has not been annualized.


See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                        Delaware Focused Value Fund* Class A
-----------------------------------------------------------------------------------------------------------------------------
                                                                        Six Months            Year              12/29/99(1)
                                                                          Ended               Ended                to
                                                                        12/31/01(5)          6/30/01             6/30/00
                                                                       (Unaudited)

Net asset value, beginning of period                                 $         7.710     $         8.260     $         8.500

Income (loss) from investment operations:
   Net investment income(2)                                                    0.037               0.044               0.329(4)
   Net realized and unrealized loss on investments                            (0.726)             (0.291)             (0.569)
                                                                     ---------------     ---------------     ---------------
   Total from investment operations                                           (0.689)             (0.247)             (0.240)
                                                                     ---------------     ---------------     ---------------

Less dividends and distributions from:
   Net investment income                                                      (0.091)             (0.303)                 --
                                                                     ---------------     ---------------     ---------------
   Total dividends                                                            (0.091)             (0.303)                 --
                                                                     ---------------     ---------------     ---------------

Net asset value, end of period                                       $         6.930     $         7.710     $         8.260
                                                                     ===============     ===============     ===============

Total return(3)                                                                (8.97%)             (3.18%)             (2.82%)

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                          $            88     $            97     $           346
    Ratio of expenses to average net assets                                     1.00%               0.97%               0.75%
    Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                  1.29%               1.53%               1.48%
    Ratio of net investment income to average net assets                        0.79%               0.54%               7.46%(4)
    Ratio of net investment income (loss) to average net assets prior
       to expense limitation and expenses paid indirectly                       0.52%              (0.02%)              6.73%(4)
    Portfolio turnover                                                            85%                237%                435%

--------------------------------------
*  Formerly Delaware Research Fund.

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value, and does not reflect the impact of a sales charge. An expense limitation was in effect during the period. Performance would have been lower if the expense limitation was not in effect.
(4) During the fiscal period ended June 30, 2000, the Delaware Focused Value Fund received a non-cash dividend of approximately $0.31 per share as a result of a corporate action of an investment held by the Fund. This is highly unusual and not likely to be repeated. Absent this dividend, the ratio of net investment income to average net asset and the ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly would have been 0.42% and (0.31%), respectively.
(5) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                  Delaware Focused Value Fund* Institutional Class
-----------------------------------------------------------------------------------------------------------------------------
                                                                        Six Months            Year              12/29/99(1)
                                                                          Ended               Ended                to
                                                                        12/31/01(5)          6/30/01             6/30/00
                                                                       (Unaudited)

Net asset value, beginning of period                                 $         7.710     $         8.260     $         8.500

Income (loss) from investment operations:
   Net investment income(2)                                                    0.029               0.042               0.329(4)
   Net realized and unrealized loss on investments                            (0.718)             (0.289)             (0.569)
                                                                     ---------------     ---------------     ---------------
   Total from investment operations                                           (0.689)             (0.247)             (0.240)
                                                                     ---------------     ---------------     ---------------

Less dividends and distributions from:
   Net investment income                                                      (0.091)             (0.303)                 --
                                                                     ---------------     ---------------     ---------------
   Total dividends                                                            (0.091)             (0.303)                 --
                                                                     ---------------     ---------------     ---------------

Net asset value, end of period                                       $         6.930     $         7.710     $         8.260
                                                                     ===============     ===============     ===============

Total return(3)                                                                (8.97%)             (3.18%)             (2.82%)

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                          $         1,713     $         5,301     $         5,473
    Ratio of expenses to average net assets                                     1.00%               0.97%               0.75%
    Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                  1.04%               1.28%               1.23%
    Ratio of net investment income to average net assets                        0.79%               0.54%               7.46%(4)
    Ratio of net investment income to average net assets prior
       to expense limitation and expenses paid indirectly                       0.27%               0.23%               6.98%(4)
    Portfolio turnover                                                            85%                237%                435%

--------------------------------------
*  Formerly Delaware Research Fund.

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. An expense limitation was in effect during the period. Performance would have been lower if the expense limitation was not in effect.
(4) During the fiscal period ended June 30, 2000, the Delaware Focused Value Fund received a non-cash dividend of approximately $0.31 per share as a result of a corporate action of an investment held by the Fund. This is highly unusual and not likely to be repeated. Absent this dividend, the ratio of net investment income to average net asset and the ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly would have been 0.42% and (0.06%), respectively.
(5) Ratios have been annualized and total return has not been annualized.


See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                                       Delaware Health Care Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7/31/01(1)
                                                                                                                       to
                                                                                                                    12/31/01
                                                                                                                   (Unaudited)


Net asset value, beginning of period                                                                              $         8.500

Income from investment operations:
   Net investment income(2)                                                                                                 0.035
   Net realized and unrealized gain on investments                                                                          1.298
                                                                                                                  ---------------
   Total from investment operations                                                                                         1.333
                                                                                                                  ---------------

Less dividends and distributions from:
   Net investment income                                                                                                   (0.037)
   Net realized gain on investments and distributions                                                                      (0.046)
                                                                                                                  ---------------
   Total dividends                                                                                                         (0.083)
                                                                                                                  ---------------

Net asset value, end of period                                                                                    $         9.750
                                                                                                                  ===============

Total return(3)                                                                                                             15.71%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                                                       $         2,314
    Ratio of expenses to average net assets(4)                                                                               0.75%
    Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                                                               1.55%
    Ratio of net investment income to average net assets                                                                     0.92%
    Ratio of net investment income (loss) to average net assets prior
       to expense limitation and expenses paid indirectly                                                                    0.12%
    Portfolio turnover                                                                                                         65%

--------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value, and does not reflect the impact of a sales charge. An expense limitation was in effect during the period. Performance would have been lower if the expense limitation was not in effect.
(4) Ratio for the period ended December 31, 2001 including fees paid indirectly in accordance with Securities and Exchange rules was 0.82%.


See accompanying notes

Selected data for each share of the Fund outstanding
throughout each period were as follows:                                           Delaware Health Care Fund Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    7/31/01(1)
                                                                                                                       to
                                                                                                                    12/31/01
                                                                                                                   (Unaudited)


Net asset value, beginning of period                                                                              $         8.500

Income (loss) from investment operations:
   Net investment income(2)                                                                                                 0.035
   Net realized and unrealized gain on investments                                                                          1.252
                                                                                                                  ---------------
   Total from investment operations                                                                                         1.287
                                                                                                                  ---------------

Less dividends and distributions from:
   Net investment income                                                                                                   (0.037)
   Capital Gains                                                                                                           (0.046)
                                                                                                                  ---------------
   Total dividends                                                                                                         (0.037)
                                                                                                                  ---------------

Net asset value, end of period                                                                                    $         9.750
                                                                                                                  ===============

Total return(3)                                                                                                             15.71%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                                                       $         2,314
    Ratio of expenses to average net assets(4)                                                                               0.75%
    Ratio of expenses to average net assets prior to expense
       limitation and expenses paid indirectly                                                                               1.30%
    Ratio of net investment income to average net assets                                                                     0.92%
    Ratio of net investment income (loss) to average net assets prior
       to expense limitation and expenses paid indirectly                                                                    0.37%
    Portfolio turnover                                                                                                         65%


--------------------------------------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. An expense limitation was in effect during the period. Performance would have been lower if the expense limitation was not in effect.
(4) Ratio for the period ended December 31, 2001 including fees paid indirectly in accordance with Securities and Exchange rules was 0.82%.


See accompanying notes

Notes to Financial Statements

December 31, 2001 (Unaudited)

Delaware Group Equity Funds III (the "Trust") is organized as a Delaware business trust and offers seven series: Delaware American Services Fund, Delaware Focused Growth Fund, Delaware Focused Value Fund (formerly Delaware Research Fund), Delaware Health Care Fund, Delaware Small Cap Growth Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund. These financial statements and related notes pertain to Delaware Focused Growth Fund, Delaware Focused Value Fund and Delaware Health Care Fund (each referred to as a "Fund" or collectively as the "Funds"). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of December 31, 2001, only Class A and Institutional Class have commenced operations.

The objective of the Funds is to provide long-term capital growth.


1.       Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees.

Federal Income Taxes- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds may receive earnings credits from its custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses and credits for the period ended December 31, 2001 were as follows:


                                    Delaware         Delaware      Delaware
                                    Focused          Focused        Health
                                  Growth Fund      Value Fund      Care Fund
                                 -------------   -------------   -------------
Commission reimbursements            $24               $52             $18
Earnings credits                      93                14             531

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:


                                    Delaware         Delaware      Delaware
                                    Focused          Focused        Health
                                  Growth Fund      Value Fund      Care Fund
                                 -------------   -------------   -------------
On the first $500 million              0.65%           1.00%           0.75%
On the next $500 million               0.60%           0.95%           0.70%
On the next $1.5 billion               0.55%           0.90%           0.65%
In excess of $2.5 billion              0.50%           0.85%           0.60%

DMC has elected to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed specified percentages of average daily net assets through February 28, 2002 for the Delaware Focused Growth and Delaware Focused Value Funds and January 31, 2002 for the Delaware Health Care Fund as shown below.


                                    Delaware         Delaware      Delaware
                                    Focused          Focused        Health
                                  Growth Fund      Value Fund      Care Fund
                                 -------------   -------------   -------------

The operating expense limitation
as a percentage of average daily
net assets (per annum)                 0.75%           1.00%*          0.75%


The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, each Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% (fixed at 0.25% by the Board of Trustees) of the average daily assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP had elected to waive the distribution fees through February 28, 2002 for the Delaware Focused Growth and Delaware Focused Value Funds and January 31, 2002 for the Delaware Health Care Fund. No distribution expenses are paid by the Institutional Class shares.

At December 31, 2001, each Fund had liabilities payable to affiliates as follows:


                                    Delaware         Delaware      Delaware
                                    Focused          Focused        Health
                                  Growth Fund      Value Fund      Care Fund
                                 -------------   -------------   -------------
Investment management fee
  Payable to DMC                       $453            $839             $6
Dividend disbursing, transfer
  agent Fees, accounting and
  other expenses Payable to DSC         123             377            104
Other expenses payable to DMC
  And affiliates                        132             145            575


Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Funds. These officers and trustees are paid no compensation by the Funds.

3.       Investments

For the period ended December 31, 2001, the Funds made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

                                    Delaware         Delaware      Delaware
                                    Focused          Focused        Health
                                  Growth Fund      Value Fund      Care Fund
                                 -------------   -------------   -------------
Purchases                        $   2,899,542   $   3,479,709   $   1,830,368
Sales                                2,971,939       6,506,059         438,650

At December 31, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At December 31, 2001, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                    Delaware         Delaware      Delaware
                                    Focused          Focused        Health
                                  Growth Fund      Value Fund      Care Fund
                                 -------------   -------------   -------------
Cost of investments              $   1,914,449   $   1,713,795   $   2,043,023
                                 =============   =============   =============
Aggregate unrealized
   appreciation                  $     210,197   $     129,960   $     276,539
Aggregate unrealized
   depreciation                        (15,365)        (43,059)        (17,255)
                                 -------------   -------------   -------------

Net unrealized appreciation      $     194,832   $      86,901   $     259,284
                                 =============   =============   =============

For federal income tax purposes, the Funds had accumulated capital losses as of June 30, 2001, which may be carried forward and applied against future capital gains. Such capital loss carry forward amounts will expire as follows:

                                                           Delaware
                             Delaware Focused               Focused
Year of Expiration             Growth Fund                 Value Fund
------------------          -------------------        -------------------
2009                             $46,965                   $334,707


4.       Capital Shares

Transactions in capital shares were as follows:

                                                              Delaware Focused                          Delaware Focused
                                                                 Growth Fund                               Value Fund
                                                      -----------------------------------     -----------------------------------
                                                           Six                                      Six
                                                          Months                                   Months
                                                          Ended                Year                Ended               Year
                                                         12/31/01              Ended              12/31/01             Ended
                                                        (Unaudited)           6/30/01           (Unaudited)           6/30/01
                                                      ---------------     ---------------     ---------------     ---------------
Shares sold:
   Class A                                                        593              13,778                  38                   9
   Institutional Class                                             --                  --                  --                  --

Shares issued upon reinvestment of
dividends and distributions:
   Class A                                                         86                 705                 159               1,508
   Institutional Class                                          1,495              40,855               4,927              24,705
                                                      ---------------     ---------------     ---------------     ---------------
                                                                2,174              55,338               5,124              26,222

Shares repurchased:
   Class A                                                     (2,610)             (2,039)                (38)            (30,871)
   Institutional Class                                             --                  --            (445,431)                 --
                                                      ---------------     ---------------     ---------------     ---------------
                                                               (2,610)             (2,039)           (445,469)            (30,871)
                                                      ---------------     ---------------     ---------------     ---------------

Net Increase
(decrease)                                                       (436)             53,299            (440,345)             (4,649)
                                                      ===============     ===============     ===============     ===============

                                                                 Delaware Health
                                                                    Care Fund

                                                                    7/31/01*
                                                                      to
                                                                    12/31/01
                                                                  (Unaudited)
                                                                ---------------
Shares sold:
   Class A                                                                  937
   Institutional Class                                                  235,295

Shares issued upon reinvestment of dividends and distributions:
   Class A                                                                   --
   Institutional Class                                                    2,062
                                                                ---------------
                                                                        238,294
                                                                ---------------

Shares repurchased:
   Class A                                                                 (912)
   Institutional Class                                                       --
                                                                ---------------
                                                                           (912)
                                                                ---------------

Net increase                                                            237,382
                                                                ===============

* Date of commencement of operations.


5.       Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding at December 31, 2001, or at any time during the period.

6.       Credit and Market Risk

The Delaware Health Care Fund concentrates its investments in securities of companies in the health care sector that management believes offers above-average opportunities for long-term price appreciation. As a result the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies. The Delaware Focused Growth and Delaware Focused Value Funds may from time to time, invest more than 25% of each Fund's net assets in any one industry or group of industries. In instances where there is greater concentration in a particular sector, each Fund may be particularly sensitive to changes in the actual market or economic conditions that affect that sector.